Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease obligations and remaining payments
The table below summarizes the Company’s lease obligations and remaining payments at September 30, 2019:

				September 30, 2019		January 1, 2019
	Lease Type	End Date	Remaining Years	Remaining Payments	Lease Liability	Remaining Payments	Lease Liability
Maynard Office Lease	Operating	Mar 2023	3.5	$231,568	$198,758	$278,414	$234,685
Panama Farm Lease	Operating	Apr 2019	0	—	—	60,000	59,013
Indiana Auto Lease	Operating	Feb 2021	1.4	7,210	6,656	10,842	9,897
Indiana Well Lease	Operating	Dec 2048	29.3	706,110	224,640	717,420	228,844
Total leases				$944,888	$430,054	$1,066,676	$532,439
Less: current portion				(84,453)	(61,315)	(142,780)	(117,345)
Long-term leases				$860,435	$368,739	$923,896	$415,094

Remaining payments under leases
Remaining payments under leases are as follows at September 30, 2019:

Year	Office	Auto	Well	Amount
2019	$16,011	$1,211	$3,770	$20,992
2020	64,637	4,842	15,532	85,011
2021	66,416	1,157	15,998	83,571
2022	67,602	—	16,478	84,080
2023	16,902	—	16,972	33,874
Thereafter	—	—	637,360	637,360
Total Lease Payments	$231,568	$7,210	$706,110	$944,888

The following table summarizes our significant contractual obligations and commercial commitments at December 31, 2018, and the effects such obligations are expected to have on our liquidity and cash flows in future periods (in thousands):

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Maynard office lease	$278	$63	$131	$84	$—
Panama site lease	60	60	—	—	—
Indiana auto lease	11	5	6	—	—
Indiana well lease	717	15	32	33	637
Total	$1,066	$143	$169	$117	$637